Consolidated Statements Of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net revenues	$ 52,738,077	$ 29,599,486	$ 53,008,065
Cost of revenues	10,570,070	8,089,394	8,770,617
Gross profit	42,168,007	21,510,092	44,237,448
Operating expenses:
General and administrative (including share-based compensation of $1,326,174, $765,937 and $2,985,112 for 2011, 2012 and 2013, respectively)	15,210,102	11,387,381	11,227,632
Product development (including share-based compensation of $99,239, $12,017 and $39,574 for 2011, 2012 and 2013, respectively)	9,032,327	10,735,570	13,313,635
Sales and marketing (including share-based compensation of $113,389,$24,771 and $10,436 for 2011, 2012 and 2013, respectively)	30,588,236	13,072,017	21,337,799
Loss from impairment of intangible assets			4,078,084
Loss from impairment of goodwill			13,463,224
Total operating expenses	54,830,665	35,194,968	63,420,374
Government subsidies	11,187	75,883	265,016
Loss from operations	(12,651,471)	(13,608,993)	(18,917,910)
Interest income	1,340,563	3,177,544	2,744,665
Interest expense	(196,458)	(517,620)	(247,818)
Exchange gain, net	556,757	71,516	1,349,924
Equity method investment income	2,773,839
Short-term investment income	132,069	435,105	1,032,444
Other expense, net	(29,131)	(633,981)	(7,256)
Loss from impairment of cost method investment			(1,479,571)
Loss before income tax expense	(8,073,832)	(11,076,429)	(15,525,522)
Income tax expense	(100,058)	(883,718)	(3,938,433)
Net loss	(8,173,890)	(11,960,147)	(19,463,955)
Less: net income (loss) attributable to the noncontrolling interest	399,238	(104,940)	(137,046)
Net loss attributable to China Finance Online Co. Limited	(8,573,128)	(11,855,207)	(19,326,909)
Net loss per share attributable to China Finance Online Co. Limited
Basic (in Dollars per share)	$ (0.08)	$ (0.11)	$ (0.18)
Diluted (in Dollars per share)	$ (0.08)	$ (0.11)	$ (0.18)
Weighted average shares used in calculating net income (loss) per share
Basic (in Shares)	109,019,513	108,983,249	108,961,642
Diluted (in Shares)	109,019,513	108,983,249	108,961,642
Other comprehensive income, net of tax:
Changes in foreign currency translation adjustment	1,195,795	130,115	2,928,723
Net unrealized income (loss) on available-for-sale securities, net of tax effects of ($5,728), $5,728 and nil for 2011, 2012 and 2013, respectively		(13,110)	(32,457)
Reclassification adjustment of available-for-sale securities,net of tax effects of nil, nil and nil for 2011, 2012 and 2013, respectively		45,567
Other comprehensive income, net of tax	1,195,795	162,572	2,896,266
Comprehensive loss	(6,978,095)	(11,797,575)	(16,567,689)
Less: net income (loss) attributable to the noncontrolling interest	399,238	(104,940)	(137,046)
Comprehensive loss attributable to China Finance Online Co. Limited	$ (7,377,333)	$ (11,692,635)	$ (16,430,643)